UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM

Investment portfolio

July 31, 2017

unaudited

Common stocks95.65% Energy9.02%	Shares	Value (000)
Chevron Corp.	12,727,694	$1,389,737
ConocoPhillips	8,962,300	406,619
Enbridge Inc.	40,385,100	1,674,366
EOG Resources, Inc.	2,771,872	263,716
Exxon Mobil Corp.	1,641,600	131,394
Halliburton Co.	11,510,100	488,489
Noble Energy, Inc.	5,091,200	147,186
Pioneer Natural Resources Co.	3,310,000	539,861
Royal Dutch Shell PLC, Class B (ADR)	31,277,182	1,809,698
Schlumberger Ltd.	23,354,300	1,602,105
		8,453,171
Materials4.71%
Air Products and Chemicals, Inc.	2,790,000	396,599
Dow Chemical Co.	6,201,500	398,384
E.I. du Pont de Nemours and Co.	19,611,991	1,612,302
International Flavors & Fragrances Inc.	886,500	118,064
LyondellBasell Industries NV	2,500,000	225,225
Monsanto Co.	3,058,200	357,259
Nucor Corp.	5,542,600	319,642
Potash Corp. of Saskatchewan Inc.	1,712,200	30,648
Praxair, Inc.	5,411,600	704,374
Rio Tinto PLC (ADR)	1,216,800	57,652
WestRock Co.	3,425,500	196,692
		4,416,841
Industrials13.99%
Boeing Co.	14,786,200	3,585,062
C.H. Robinson Worldwide, Inc.	2,854,149	187,232
Canadian National Railway Co.	638,800	50,478
Caterpillar Inc.	7,088,707	807,758
Cummins Inc.	400,000	67,160
Deere & Co.	1,741,800	223,438
General Dynamics Corp.	390,600	76,686
General Electric Co.	35,352,600	905,380
Honeywell International Inc.	763,100	103,873
IDEX Corp.	527,400	61,463
Ingersoll-Rand PLC	4,000,000	351,520
Johnson Controls International PLC	11,380,000	443,251
Lockheed Martin Corp.	8,639,300	2,523,799
Norfolk Southern Corp.	3,181,500	358,173
Northrop Grumman Corp.	5,131,300	1,350,199
PACCAR Inc.	5,600,000	383,320
Parker-Hannifin Corp.	600,000	99,588
Republic Services, Inc.	1,500,000	96,330
Rockwell Automation	950,000	156,779

Washington Mutual Investors Fund — Page 1 of 7

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	3,651,900	$376,000
Waste Management, Inc.	11,964,400	899,125
		13,106,614
Consumer discretionary11.61%
Advance Auto Parts, Inc.	231,400	25,919
Carnival Corp., units	985,800	65,832
CBS Corp., Class B	7,704,100	507,161
Cinemark Holdings, Inc.	5,700,000	221,730
Comcast Corp., Class A	72,076,378	2,915,490
D.R. Horton, Inc.	461,500	16,471
Dollar General Corp.	2,038,800	153,236
General Motors Co.	6,065,000	218,219
Home Depot, Inc.	21,471,800	3,212,181
McDonald’s Corp.	1,635,000	253,654
Newell Brands Inc.	14,344,100	756,221
Priceline Group Inc.1	175,800	356,610
Scripps Networks Interactive, Inc., Class A	636,400	55,628
Starbucks Corp.	11,820,200	638,054
Time Warner Inc.	2,230,000	228,397
Twenty-First Century Fox, Inc., Class A	7,019,100	204,256
VF Corp.	8,860,000	551,003
Viacom Inc., Class B	1,772,121	61,882
Walt Disney Co.	2,534,600	278,629
Whirlpool Corp.	297,000	52,830
Wynn Resorts, Ltd.	816,600	105,619
		10,879,022
Consumer staples7.71%
Coca-Cola Co.	44,911,000	2,058,720
Coca-Cola European Partners PLC	3,352,000	144,907
Colgate-Palmolive Co.	2,000,000	144,400
Costco Wholesale Corp.	2,459,500	389,855
CVS Health Corp.	7,120,000	569,102
Kraft Heinz Co.	9,265,000	810,317
Mondelez International, Inc.	1,940,000	85,399
Nestlé SA (ADR)	12,158,900	1,024,874
Procter & Gamble Co.	14,448,200	1,312,185
Sysco Corp.	6,000,000	315,720
Unilever NV	1,286,300	74,824
Walgreens Boots Alliance, Inc.	3,662,000	295,414
		7,225,717
Health care11.37%
AbbVie Inc.	2,195,000	153,452
Aetna Inc.	8,835,800	1,363,452
AmerisourceBergen Corp.	74,000	6,943
AstraZeneca PLC (ADR)	8,064,367	243,383
Bristol-Myers Squibb Co.	14,606,500	831,110
Danaher Corp.	521,100	42,464
Eli Lilly and Co.	769,600	63,615
Gilead Sciences, Inc.	490,000	37,284
Humana Inc.	6,021,000	1,392,055
Johnson & Johnson	15,042,500	1,996,441
Medtronic PLC	7,398,367	621,241

Washington Mutual Investors Fund — Page 2 of 7

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	30,055,000	$1,919,913
Novo Nordisk A/S, Class B (ADR)	275,000	11,660
Pfizer Inc.	11,786,000	390,824
Regeneron Pharmaceuticals, Inc.1	27,500	13,520
ResMed Inc.	2,280,207	175,850
Roche Holding AG (ADR)	6,624,500	210,016
Sanofi (ADR)	2,185,000	103,482
UnitedHealth Group Inc.	5,604,000	1,074,903
		10,651,608
Financials12.98%
American Express Co.	779,000	66,394
Ameriprise Financial, Inc.	202,000	29,266
Bank of America Corp.	13,013,000	313,874
BlackRock, Inc.	1,605,000	684,581
Capital One Financial Corp.	10,208,000	879,725
Charles Schwab Corp.	1,365,600	58,584
Chubb Ltd.	7,878,900	1,153,944
Citigroup Inc.	5,500,000	376,475
CME Group Inc., Class A	10,617,836	1,301,959
Discover Financial Services	4,160,800	253,559
Goldman Sachs Group, Inc.	1,489,700	335,674
Huntington Bancshares Inc.	21,803,500	288,896
Invesco Ltd.	4,408,800	153,294
JPMorgan Chase & Co.	21,203,300	1,946,463
M&T Bank Corp.	4,100,000	668,915
Marsh & McLennan Companies, Inc.	9,411,800	733,838
Moody’s Corp.	472,400	62,182
PNC Financial Services Group, Inc.	7,465,000	961,492
S&P Global Inc.	1,848,300	283,880
Wells Fargo & Co.	29,719,279	1,603,058
		12,156,053
Information technology15.96%
Accenture PLC, Class A	987,500	127,210
Alphabet Inc., Class A1	810,200	766,044
Alphabet Inc., Class C1	277,650	258,353
Amphenol Corp., Class A	8,735,500	669,314
Analog Devices, Inc.	7,157,083	565,481
Apple Inc.	8,629,400	1,283,451
ASML Holding NV (New York registered)	1,921,200	288,814
Broadcom Ltd.	4,634,499	1,143,145
DXC Technology Co.	132,721	10,403
Hewlett Packard Enterprise Co.	1,545,000	27,053
HP Inc.	2,668,000	50,959
Intel Corp.	43,862,000	1,555,785
Intuit Inc.	3,500,000	480,235
Jack Henry & Associates, Inc.	2,594,200	278,410
MasterCard Inc., Class A	1,696,500	216,813
Microsoft Corp.	77,713,800	5,649,793
Symantec Corp.	7,580,000	234,904
Texas Instruments Inc.	9,166,600	745,978

Washington Mutual Investors Fund — Page 3 of 7

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Visa Inc., Class A	5,306,100	$528,275
Xilinx, Inc.	1,060,800	67,106
		14,947,526
Telecommunication services2.97%
AT&T Inc.	19,095,200	744,713
Verizon Communications Inc.	42,116,701	2,038,448
		2,783,161
Utilities2.27%
CMS Energy Corp.	1,623,900	75,089
Dominion Energy, Inc.	8,235,000	635,577
Duke Energy Corp.	900,000	76,608
Exelon Corp.	730,000	27,988
National Grid PLC (ADR)	669,166	41,830
PG&E Corp.	9,073,900	614,212
Pinnacle West Capital Corp.	1,750,000	151,778
Sempra Energy	4,450,800	502,985
		2,126,067
Real estate0.76%
Simon Property Group, Inc. REIT	4,480,000	710,080
Miscellaneous2.30%
Other common stocks in initial period of acquisition		2,150,744
Total common stocks (cost: $56,527,311,000)		89,606,604
Short-term securities4.37%	Principal?amount (000)
Apple Inc. 1.03%–1.13% due 8/16/2017–9/8/20172	$102,500	102,431
CAFCO, LLC 1.25%–1.29% due 9/13/2017–9/22/20172	100,000	99,840
Colgate-Palmolive Co. 1.11% due 8/24/20172	82,500	82,441
Emerson Electric Co. 1.10% due 8/4/2017–8/21/20172	100,800	100,758
Estée Lauder Companies Inc. 1.12% due 8/23/2017–8/25/20172	75,000	74,942
ExxonMobil Corp. 1.10%–1.11% due 8/22/2017–8/23/2017	125,000	124,915
Fannie Mae 1.05% due 10/18/2017	100,000	99,770
Federal Home Loan Bank 0.85%–1.10% due 8/1/2017–12/20/2017	2,195,535	2,192,528
Freddie Mac 0.99% due 10/10/2017	55,900	55,784
GE Capital Treasury Services (U.S.) LLC 0.94% due 8/7/2017	50,000	49,990
General Electric Co. 1.08% due 8/1/2017	25,000	24,999
Intel Corp. 1.16% due 9/21/2017	66,300	66,195
John Deere Capital Corp. 1.14% due 8/2/20172	50,000	49,997
Johnson & Johnson 1.08% due 9/6/20172	118,800	118,667
National Rural Utilities Cooperative Finance Corp. 1.14% due 8/15/2017	60,000	59,971
Paccar Financial Corp. 1.11%–1.12% due 8/15/2017–9/1/2017	42,600	42,573
PepsiCo Inc. 1.09%–1.11% due 8/16/2017–8/24/20172	100,000	99,938
Pfizer Inc. 0.96%–1.21% due 8/17/2017–11/15/20172	116,750	116,518
Procter & Gamble Co. 1.10% due 8/18/20172	30,100	30,084
Qualcomm Inc. 0.95%–1.14% due 8/8/2017–9/7/20172	133,400	133,285
Regents of the University of California 1.18% due 9/28/2017	60,000	59,884

Washington Mutual Investors Fund — Page 4 of 7

unaudited

Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bills 0.90%–1.04% due 8/31/2017–11/24/2017	$256,300	$255,756
Wal-Mart Stores, Inc. 1.15% due 8/7/20172	51,100	51,089
Total short-term securities (cost: $4,092,430,000)		4,092,355
Total investment securities 100.02% (cost: $60,619,741,000)		93,698,959
Other assets less liabilities (0.02%)		(18,169)
Net assets 100.00%		$93,680,790

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Humana Inc.3	7,506,000	—	1,485,000	6,021,000	$230,250	$(157,250)	$2,788	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,059,990,000, which represented 1.13% of the net assets of the fund.
3	Unaffiliated issuer at 7/31/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Washington Mutual Investors Fund — Page 5 of 7

unaudited

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

Washington Mutual Investors Fund — Page 6 of 7

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,453,171	$—	$—	$8,453,171
Materials	4,416,841	—	—	4,416,841
Industrials	13,106,614	—	—	13,106,614
Consumer discretionary	10,879,022	—	—	10,879,022
Consumer staples	7,225,717	—	—	7,225,717
Health care	10,651,608	—	—	10,651,608
Financials	12,156,053	—	—	12,156,053
Information technology	14,947,526	—	—	14,947,526
Telecommunication services	2,783,161	—	—	2,783,161
Utilities	2,126,067	—	—	2,126,067
Real estate	710,080	—	—	710,080
Miscellaneous	2,150,744	—	—	2,150,744
Short-term securities	—	4,092,355	—	4,092,355
Total	$89,606,604	$4,092,355	$—	$93,698,959

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$33,751,224
Gross unrealized depreciation on investment securities	(702,434)
Net unrealized appreciation on investment securities	33,048,790
Cost of investment securities	60,650,169

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-001-0917O-S60616	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2017